Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
Cash Flows From Operating Activities:
Net Income	$ 203,168	$ 181,127	$ 119,616
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	52,385	61,823	62,379
Amortization	20,368	22,430	22,765
Net loss upon deconsolidation of SPHC		7,946
Goodwill and other intangible asset impairments			15,462
Other-than-temporary impairments on marketable securities	693	260	15,062
Deferred income taxes cash flow	7,708	32,485	2,468
Stock-based compensation expense	12,282	10,030	8,008
Other	(1,086)	(1,768)	(1,316)
Changes in assets and liabilities, net of effect from purchases and sales of businesses:
Decrease (increase) in receivables	(70,440)	(17,748)	181,617
Decrease (increase) in inventory	(71,523)	(15,059)	75,014
Decrease (increase) in prepaid expenses and other current and long-term assets	(22,645)	2,230	18,024
(Decrease) increase in accounts payable	55,896	19,638	(119,327)
(Decrease) increase in accrued compensation and benefits	19,564	7,206	(29,039)
(Decrease) increase in accrued loss reserves	(8,198)	(2,705)	5,167
(Decrease) increase in other accrued liabilities	28,235	42,079	(14,040)
Payments made for asbestos-related claims		(92,621)	(69,417)
Other	11,759	(53,417)	(25,448)
Cash From (Used For) Operating Activities	238,166	203,936	266,995
Cash Flows From Investing Activities:
Capital expenditures	(39,826)	(23,241)	(54,986)
Acquisition of businesses, net of cash acquired	(38,972)	(73,985)	(16,669)
Purchase of marketable securities	(92,060)	(105,364)	(75,410)
Proceeds from sales of marketable securities	77,035	93,972	65,862
Proceeds from sales of assets and businesses	1,301	1,892	852
Decrease in cash due to deconsolidation of SPHC		(18,568)
Other	(13,418)	(1,659)	(1,196)
Cash (Used For) Investing Activities	(105,940)	(126,953)	(81,547)
Cash Flows From Financing Activities:
Additions to long-term and short-term debt	200,499	314,059	56,816
Reductions of long-term and short-term debt	(24,502)	(319,642)	(51,412)
Cash dividends	(108,585)	(105,430)	(101,836)
Repurchase of stock	(21,811)		(45,360)
Exercise of stock options	12,116	14,667	3,188
Proceeds From Payments For Other Financing Activities	0	(2,283)	0
Cash (Used For) Financing Activities	57,717	(98,629)	(138,604)
Effect of Exchange Rate Changes on Cash and Cash Equivalents	29,713	(16,386)	(24,708)
Net Change in Cash and Cash Equivalents	219,656	(38,032)	22,136
Cash and Cash Equivalents at Beginning of Period	215,355	253,387	231,251
Cash and Cash Equivalents at End of Period	435,011	215,355	253,387
Supplemental Cash Flow Information [Abstract]
Interest Paid	62,892	53,897	51,316
Income Taxes Paid	67,380	45,090	62,930
Cash Flow Noncash Investing And Financing Activities Disclosure [Abstract]
Debt from business combinations	0	2,991	20
Issuance of stock for convertible-bond redemption			$ 150,612